Related Parties (Details) - Schedule of Share Based Payment - USD ($)		3 Months Ended
		Sep. 30, 2023	Sep. 30, 2022
Share based payment
Key management		$ 214,963	$ 40,341
Expenses Paid on Behalf of the Company
Parent of BG Farming Technologies - Bioceres S.A.	[1]		182,634
Bioceres S.A. - INMET S.A.- Ingenieria Metabolica S.A [Member]
Services Provided by Other Companies
Services Provided by Other Companies	[2]	19,750
Bioceres S.A. - INDEAR S.A.- Instituto de Agrobiotecnología Rosario [Member]
Services Provided by Other Companies
Services Provided by Other Companies	[3]	26,114
Bioceres S.A. - Agrality Inc [Member]
Services Provided by Other Companies
Services Provided by Other Companies	[4]	26,750
Company’s CPO - Future Foods B.V. [Member]
Services Provided by Other Companies
Services Provided by Other Companies	[5]	1,580	10,461
Moolec Science SA Shareholders [Member]
Services Provided by Other Companies
Services Provided by Other Companies	[6]	$ 346,517

[1]	Expenses paid by Bioceres LLC on behalf of the Company.
[2]	The Company entered into an agreement with INMET S.A.- Ingenieria Metabolica S,A through which it would receive research services in exchange for payment.
[3]	The Company entered into an agreement with INDEAR S.A.- Instituto de Agrobiotecnologia Rosario where it would receive research services in exchange for payment.
[4]	The Company entered into an agreement with Agrality Inc, for the provision of services.
[5]	The Company entered into an agreement with Future Foods B.V. for the provision of services.
[6]	The Company entered into an agreement with shareholders which accrues an internal rate of return.